Stock-based compensation - Schedule of changes in restricted share units outstanding (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Outstanding
Exercised	(100,000)	(22,500)
Restricted share units [Member]
Outstanding
Beginning Balance	1,379,056	1,928,530
Granted	6,050,000	257,976
Cancelled		(3,000)
Exercised	(326,644)	(802,650)
Expired		(1,800)
Ending Balance	7,102,412	1,379,056